Equity Method Investment (Tables)	3 Months Ended
Mar. 31, 2025
Equity Method Investment [Abstract]
Schedule of Investment under the Equity Method

Details of investment under the equity method are as follows:

			March 31, 2025		December 31, 2024
	Location	Main business	Ownership	Book value	Ownership	Book value
Taction Co., LTD	Korea	Software development	33.3%	$-	33.3%	$-

Schedule of Financial Information of Investment under the Equity Method

The summarized financial information of investment under the equity method as of the closing date and for the current period is as follows:

	As of and for the year ended December 31, 2024
						Comprehensive
	Assets	Liabilities	Revenue	Net loss		loss
Taction Co., LTD	$97,936	$32,785	$-	₩	-74,740	$-74,740